Derivative warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative warrant liabilities [Abstract]
Disclosure of derivative warrant liabilities

	December 28, 2016 Warrants		February 14, 2014 Warrants		Total
	# of warrants (in thousands)	$	# of warrants (in thousands)	$	# of warrants (in thousands)	$
Balance at January 1, 2017	6,388	7,405	3,748	1,733	10,136	9,138
Conversion to equity (common shares) upon exercise of warrants	(2,865)	(12,421)	(2,010)	(8,848)	(4,875)	(21,269)
Revaluation of derivative warrant liability upon exercise of warrants	—	(3,844)	—	(1,013)	—	(4,857)
Revaluation of derivative warrant liability	—	17,808	—	10,973	—	28,781
Balance at December 31, 2017	3,523	8,948	1,738	2,845	5,261	11,793

Balance at January 1, 2016	—	—	4,548	5,499	4,548	5,499
Issuance of warrants pursuant to December 28, 2016 financing	6,388	7,223	—	—	6,388	7,223
Conversion to equity (common shares) upon exercise of warrants	—	—	(800)	(1,852)	(800)	(1,852)
Revaluation of derivative warrant liability	—	182	—	(1,914)	—	(1,732)
Balance at December 31, 2016	6,388	7,405	3,748	1,733	10,136	9,138

Disclosure of the estimated fair value of the derivative warrant liability
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2017 and December 31, 2016.

	2017	2016
Annualized volatility	48%	61%
Risk-free interest rate	1.76%	1.21%
Life of warrants in years	1.12	2.12
Dividend rate	0.0%	0.0%
Market price	4.53	2.10
Fair value per Warrant	1.64	0.46
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2017 and December 31, 2016.

	2017	2016
Annualized volatility	55%	76%
Risk-free interest rate	2.08%	1.92%
Life of warrants in years	3.99	5.00
Dividend rate	0.0%	0.0%
Market price	4.53	2.10
Fair value per Warrant	2.54	1.16